Consolidating financial information - Income statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Consolidating financial information
Net interest income	£ 4,004	£ 4,326	[1]
Non-interest income	3,113	2,376	[1]
Total income	7,117	6,702	[1]
Operating expenses	(4,100)	(4,735)	[1]
Impairment releases/(losses)	(323)	(141)	[1]
Operating profit before tax	2,694	1,826	[1]
Tax credit/(charge)	(194)	(709)	[1]
Profit/(loss) from continuing operations		1,117
Profit/(loss) for the period	2,500	1,117	[1]
Attributable to:
Ordinary shareholders	2,038	888	[1]
Preference shareholders	20	74
Paid-in equity holders	182	171
Non-controlling interests	260	(16)	[1]
Profit/(loss) for the period	2,500	1,117	[1]
Inter segment/consolidation adjustments
Consolidating financial information
Net interest income	225	1,066
Non-interest income	(2,519)	(33,125)
Total income	(2,294)	(32,059)
Operating expenses	(85)	(1,292)
Impairment releases/(losses)	36	(55)
Operating profit before tax	(2,343)	(33,406)
Tax credit/(charge)	304	(191)
Profit/(loss) from continuing operations		(33,597)
Profit/(loss) from discontinued operations, net of tax		(262)
Profit/(loss) for the period	(2,039)	(33,859)
Attributable to:
Ordinary shareholders	(2,113)	(33,842)
Paid-in equity holders	(184)
Non-controlling interests	258	(17)
Profit/(loss) for the period	(2,039)	(33,859)
RBSG plc
Consolidating financial information
Net interest income	(331)	(136)
Non-interest income	2,903	33,980
Total income	2,572	33,844
Operating expenses	(37)	(60)
Impairment releases/(losses)	2	(4)
Operating profit before tax	2,537	33,780
Tax credit/(charge)	(73)	66
Profit/(loss) from continuing operations		33,846
Profit/(loss) for the period	2,464	33,846
Attributable to:
Ordinary shareholders	2,262	33,601
Preference shareholders	20	74
Paid-in equity holders	182	171
Profit/(loss) for the period	2,464	33,846
RBSG plc | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method	(224)	(32,713)
Increase (decrease) in net assets	(9,210)	(8,651)
NWM Plc
Consolidating financial information
Net interest income	(102)	(72)
Non-interest income	622	62
Total income	520
Total income		(10)
Operating expenses	(456)	(627)
Impairment releases/(losses)	34	(13)
Operating profit before tax	98	(650)
Tax credit/(charge)	55	37
Profit/(loss) from continuing operations		(613)
Profit/(loss) from discontinued operations, net of tax		262
Profit/(loss) for the period	153	(351)
Attributable to:
Ordinary shareholders	123	(351)
Paid-in equity holders	30
Profit/(loss) for the period	153	(351)
NWM Plc | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method	52	1,316
Increase (decrease) in net assets	282	165
Subsidiaries
Consolidating financial information
Net interest income	4,212	3,468
Non-interest income	2,107	1,459
Total income	6,319	4,927
Operating expenses	(3,522)	(2,756)
Impairment releases/(losses)	(395)	(69)
Operating profit before tax	2,402	2,102
Tax credit/(charge)	(480)	(621)
Profit/(loss) from continuing operations		1,481
Profit/(loss) for the period	1,922	1,481
Attributable to:
Ordinary shareholders	1,766	1,480
Paid-in equity holders	154
Non-controlling interests	2	1
Profit/(loss) for the period	£ 1,922	£ 1,481

[1]	Restated. Refer to Note 2 for further details.